Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net earnings per share
	September 30, 2021	September 30, 2020	September 30, 2019
	US$	US$	US$

Numerator:
Net Income (loss) attributable to ordinary shareholders—basic and diluted	(1,084,313)	1,011,555	2,054,758

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	9,160,447	7,938,000	7,938,000

Earning (loss) per share attributable to ordinary shareholders—basic and diluted	(0.12)	0.13	0.26